RECLAMATION AND ENVIRONMENTAL OBLIGATION	3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 28, 2026	Dec. 31, 2025	Jun. 30, 2025
RECLAMATION AND ENVIRONMENTAL OBLIGATION
RECLAMATION AND ENVIRONMENTAL OBLIGATION

6.RECLAMATION AND ENVIRONMENTAL OBLIGATION

Reclamation and environmental costs are based principally on legal and regulatory requirements. Management estimates the costs associated with reclamation of land to its original condition following mineral exploration activities. These estimates are reviewed periodically; however, actual results may differ from those estimates.

In connection with the acquisition of Oregon Energy (Note 5), reclamation and environmental obligations were evaluated in accordance with ASC 805, and recorded at their estimated fair value as of the acquisition date. The Company also considered the guidance under ASC 410, Asset Retirement and Environmental Obligations, for subsequent measurement of such obligations.

Prior to the acquisition, Oregon Energy posted cash bonds as financial assurance with the Bureau of Land Management of the United States Department of the Interior (“BLM”) and the Oregon Department of Geology and Mineral Industries (“DOGAMI”) to satisfy reclamation requirements. As of February 28, 2026, restricted cash totaled $140,960 (November 30, 2025 - $Nil), representing amounts held as collateral for these obligations. These bonds relate to mineral exploration activities conducted in fiscal years prior to the acquisition, dating back to 2023, for which reclamation activities have been completed prior to the acquisition.

Oregon Energy originally deposited $160,470 with BLM and DOGAMI. In February 2025, refunds of $19,510 were received from the BLM following partial satisfaction of reclamation requirements. The remaining bonds are retained by the BLM and DOGAMI, until revegetation was deemed successful by these regulatory agencies.

As reclamation and environmental obligations were substantially settled prior to the acquisition, and the Company has yet to commence new exploration activities, the carrying amount of reclamation and environmental obligation was $Nil as of February 28, 2026.

Increases in reclamation and environmental obligation associated with exploration activities of the Company are not capitalized to mineral rights (Note 9), as only acquisition costs are capitalizable in accordance with ASC 930, Extractive Activities – Mining.

Oregon Energy LLC
RECLAMATION AND ENVIRONMENTAL OBLIGATION
RECLAMATION AND ENVIRONMENTAL OBLIGATION
4.	RECLAMATION AND ENVIRONMENTAL OBLIGATION

Reclamation and environmental costs are based principally on legal requirements. Management estimates the cost associated with reclamation of land to its original state before drilling or exploration of mineral rights occurred. On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.

The Company has posted several cash bonds as financial security to satisfy reclamation requirements. As of December 31, 2025 and June 30, 2025, the Company has restricted cash totaling $140,960, held as financial guarantees through bonds posted with the Bureau of Land Management of the United States Department of the Interior (“BLM”) and the Oregon Department of Geology and Mineral Industries (“DOGAMI”). These funds serve as security for potential future reclamation obligations for mineral exploration activities that took place in fiscal year 2023. The Company originally deposited a total of $160,470 with BLM and DOGAMI. During the year ended June 30, 2025, the Company received refunds of $19,510 from the BLM as part of a reduction of cash bonds, as the Company was deemed to have fulfilled part of its reclamation obligations. The refunds resulted in a reclassification from restricted cash to cash. Other remaining cash bonds are retained by the BLM and DOGAMI until revegetation was deemed successful by the BLM and DOGAMI.

As the cash bonds posted with BLM and DOGAMI were estimated to be sufficient for full satisfaction of the Company’s reclamation obligations, the Company has estimated the undiscounted reclamation costs for its mineral exploration activities required by the BLM and DOGAMI to be $160,470 at initial recognition during the year ended June 30, 2023. These costs were incurred in the fiscal years of 2023 to 2025. The expected costs were recognized at the amounts of cash bonds required by the BLM and DOGAMI, as the majority of such costs were expected to be settled during the year ended June 30, 2023.

Increases in reclamation and environmental obligation associated with the exploration activities of the Company are not capitalized to mineral rights (Note 6), as only acquisition costs are capitalizable in accordance with ASC 930, “Extractive Activities-Mining”.

Changes to the Company’s reclamation and environmental obligation for the six months ended December 31, 2025 and the year ended June 30, 2025 are as follows:

	December 31, 2025
	(Unaudited)	June 30, 2025
Balance at beginning of period	$—	$2,000
Settlement	—	(2,000)
Balance at end of period	$—	$—

4.RECLAMATION AND ENVIRONMENTAL OBLIGATION

Reclamation and environmental costs are based principally on legal requirements. Management estimates the cost associated with reclamation of land to its original state before drilling or exploration of mineral rights occurred. On an ongoing basis the Company evaluates its estimates and assumptions; however, actual amounts could differ from those based on estimates and assumptions.

The Company has posted several cash bonds as financial security to satisfy reclamation requirements. As of June 30, 2025, the Company has restricted cash totaling $140,960 (June 30, 2024 — $160,470), held as financial guarantees through bonds posted with the BLM and DOGAMI. These funds serve as security for potential future reclamation obligations for mineral exploration activities. During the year ended June 30, 2025, the Company received refunds of $19,510 from the BLM as part of a reduction of cash bonds, as the Company was deemed to have fulfilled part of its reclamation obligations. The refunds resulted in a reclassification from restricted cash to cash. Other remaining cash bonds are retained by the BLM and DOGAMI until revegetation was deemed successful by the BLM and DOGAMI.

As the cash bonds posted with BLM and DOGAMI were estimated to be sufficient for full satisfaction of the Company’s reclamation obligations, the Company had estimated the undiscounted reclamation costs for its mineral exploration activities required by the BLM and DOGAMI to be $160,470 at initial recognition during the year ended June 30, 2023. These costs were expected to be incurred in the fiscal years of 2023 to 2025. The expected costs were recognized at the amounts of cash bonds required by the BLM and DOGAMI, as the majority of such costs were expected to be settled during the year ended June 30, 2023.

Increases in reclamation and environmental obligation associated with the exploration activities of the Company are not capitalized to mineral rights (Note 6), as only acquisition costs are capitalizable in accordance with ASC 930.

Changes to the Company’s reclamation and environmental obligation for the years ended June 30, 2025 and 2024 are as follows:

	2025	2024
Balance at beginning of year	$2,000	$16,628
Settlement	(2,000)	(14,428)
Balance at end of year	$—	$2,000